Company Information - Research tax credit (Details) - EUR (€) € in Millions		1 Months Ended
	Apr. 21, 2022	Jan. 31, 2020
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 3.6
Provision for CIR risk related to tax audit for the year ended December 31, 2018
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received		€ 4.2
Provision For CIR Risk Related To Tax Audit For The Year Ended December 31, 2019 [Member]
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received		€ 4.3